Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note 14. Income Taxes

Current and Deferred Income Tax Components

The components of income tax expense (substantially all Federal) are as follows:

	2011	2010	2009

Current	$(496,948)	$560,876	$(427,215)
Deferred	(717,331)	(294,356)	527,516
	$(1,214,279)	$266,520	$100 301

Rate Reconciliation

A reconciliation of income tax expense computed at the statutory federal income tax rate to income tax expense included in the statements of income follows:

	2011	2010	2009
Tax at statutory federal rate	$(972,440)	$487,010	$334,227
Tax exempt interest income	(168,487)	(155,902)	(164,588)
Tax exempt insurance income	(115,071)	(114,057)	(109,902)
State income tax, net of federal benefit	-	15,711	-
Other	41,719	33,758	40,564
	$(1,214,279)	$266,520	$100 301

Deferred Income Tax Analysis

The significant components of net deferred tax assets (all Federal) at December 31, 2011 and 2010 are summarized as follows:

	2011	2010
Deferred tax assets
Allowance for loan losses	$1,216,740	$1,270,511
Unearned credit life insurance	10,470	12,820
Deferred compensation	165,908	172,094
Investment impairment charge recorded directly to stockholders' equity as a component of other comprehensive income	564,672	564,672
Minimum pension liability	1,128,666	580,390
Net operating loss carryforward	813,630	-
Alternative minimum tax credit carryforward	33,788	-
Non-accrual interest income	799,981	629,810
Net unrealized losses on securities available for sale		56,365
Other	26,315	12,779
	4,760,170	3,299,441
Deferred tax liabilities
Deferred loan origination costs	207,314	213,588
Accrued pension costs	1,443,661	1,154,551
Depreciation	203,837	246,420
Net unrealized gains on securities available for sale	362,028	-
Accretion of discount on investment securities, net	14,410	3,176
	2,231,250	1,617,735
Net deferred tax asset	$2,528,920	$1,681,706

The Bank has analyzed the tax positions taken or expected to be taken in its tax returns and concluded it has no liability related to uncertain tax positions in accordance with applicable regulations. Tax returns for the years of 2008, 2009, and 2010 remain subject to examination by both federal and state tax authorities.

Deferred tax assets or liabilities are initially recognized for differences between the financial statement carrying amount and the tax basis of assets and liabilities which will result in future deductible or taxable amounts and operating loss and tax credit carry-forwards. A valuation allowance is then established, as applicable, to reduce the deferred tax asset to the level at which it is "more likely than not" that the tax benefits will be realized. Sources of taxable income that may allow for the realization of tax benefits include (1) taxable income in the current year or prior years that is available through carry-back, (2) future taxable income that will result from the reversal of existing taxable temporary differences, and (3) taxable income generated by future operations. There is no valuation allowance for deferred tax assets as of December 31, 2011 and 2010. It is management's belief that realization of the deferred tax asset is more likely than not.